Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of fair value measurement of financial assets (liabilities) measured at fair value on a recurring basis
The following table provides information for financial assets (liabilities) measured at fair value on a recurring basis as of December 31, 2018 and 2017:

	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value
		($ in millions)
As of December 31, 2018
Derivative Assets (Liabilities):
Commodity assets	$—	$319	$103	$422
Commodity liabilities	—	(131)	(16)	(147)
Utica divestiture contingent consideration	—	—	7	7
Total derivatives	$—	$188	$94	$282

As of December 31, 2017
Derivative Assets (Liabilities):
Commodity assets	$—	$—	$8	$8
Commodity liabilities	—	(20)	(23)	(43)
Total derivatives	$—	$(20)	$(15)	$(35)

A summary of the changes in the fair values of our financial assets (liabilities) classified as Level 3 during 2018 and 2017 is presented below:

	Commodity Derivatives	Utica Contingent Consideration
	($ in millions)
Balance, as of January 1, 2018	$(15)	$—
Total gains (losses) (realized/unrealized):
Included in earnings(a)	77	7
Total purchases, issuances, sales and settlements:
Settlements	25	—
Balance, as of December 31, 2018	$87	$7

Balance, as of January 1, 2017	$(10)	$—
Total gains (losses) (realized/unrealized):
Included in earnings(a)	2	—
Total purchases, issuances, sales and settlements:
Settlements	(7)	—
Balance, as of December 31, 2017	$(15)	$—
___________________________________________

(a)		Commodity Derivatives		Utica Contingent Consideration

		2018	2017	2018	2017
		($ in millions)
	Total gains included in earnings for the period	$77	$2	$7	$—
	Change in unrealized gains (losses) related to assets still held at reporting date	$86	$(14)	$7	$—
The following table provides fair value measurement information for the above-noted financial assets (liabilities) measured at fair value on a recurring basis as of December 31, 2018 and 2017:

	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value
	($ in millions)
As of December 31, 2018
Financial Assets (Liabilities):
Other current assets	$50	$—	$—	$50
Other current liabilities	(51)	—	—	(51)
Total	$(1)	$—	$—	$(1)

As of December 31, 2017
Financial Assets (Liabilities):
Other current assets	$57	$—	$—	$57
Other current liabilities	(60)	—	—	(60)
Total	$(3)	$—	$—	$(3)